Note 15 - Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]

15. Common Stock and Additional Paid-In Capital:

(a) Common Stock: During each of the six-month periods ended June 30, 2020 and 2021, the Company issued 299,200 shares at par value of $0.0001 to Costamare Services pursuant to the Services Agreement (Note 3). The fair value of such shares was calculated based on the closing trading price at the date of issuance. There were no share-based payment awards outstanding during the six-month period ended June 30, 2021.

On July 6, 2016, the Company implemented the Plan. The Plan offers holders of Company common stock the opportunity to purchase additional shares by having their cash dividends automatically reinvested in the Company’s common stock. Participation in the Plan is optional, and shareholders who decide not to participate in the Plan will continue to receive cash dividends, as declared and paid in the usual manner. During the year ended December 31, 2020, the Company issued 2,429,542 shares, respectively, at par value of $0.0001 to its common stockholders, at an average price of $5.6732 per share. During the six-month period ended June 30, 2021, the Company issued 638,323 shares, respectively, at par value of $0.0001 to its common stockholders, at an average price of $9.0571 per share.

On July 25, 2019, 2,883,015 shares of common stock at par value of $0.0001 were issued pursuant to the Share Purchase Agreement with York (Note 10).

As of June 30, 2021, the aggregate issued share capital was 123,098,161 common shares at par value of $0.0001.

(b) Preferred Stock: During the six-month period ended June 30, 2020, the Company repurchased and retired 95,574 preferred shares of all classes in the aggregate, at an average price of $17.63 per share. The face value of the preferred shares was cleared from Additional Paid-in Capital while the gain from this transaction, resulting as the difference between the fair value of the consideration paid and the carrying value of the preferred stock, was posted to retained earnings and added to net income to arrive at income available to common stockholders in the calculation of the earnings per share for the period (Note 16).

(c) Additional Paid-in Capital: The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital include: (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) the difference between the par value of the shares issued in the Initial Public Offering in November 2010 and the offerings in March 2012, October 2012, August 2013, January 2014, May 2015, December 2016, May 2017 and January 2018 and the net proceeds received from the issuance of such shares excluding the shares bought back during the year ended December 31, 2020, (iii) the difference between the par value and the fair value of the shares issued to Costamare Shipping and Costamare Services (Note 3) and (iv) the difference between the par value of the shares issued under the Plan.

(d) Dividends declared and / or paid: During the six-month period ended June 30, 2020, the Company declared and paid to its common stockholders $0.10 per common share and, after accounting for shareholders participating in the Plan, the Company paid (i) $6,762 in cash and issued 649,928 shares pursuant to the Plan for the fourth quarter of 2019 and (ii) $9,061 in cash and issued 637,516 shares pursuant to the Plan for the first quarter of 2020. During the six-month period ended June 30, 2021, the Company declared and paid to its common stockholders $0.10 per common share and, after accounting for shareholders participating in the Plan, the Company paid (i) $9,342 in cash and issued 362,866 shares pursuant to the Plan for the fourth quarter of 2020 and (ii) $9,360 in cash and issued 275,457 shares pursuant to the Plan for the first quarter of 2021.

During the six-month period ended June 30, 2020, the Company declared and paid to its holders of Series B Preferred Stock (i) $953 or $0.476563 per share for the period from October 15, 2019 to January 14, 2020 and (ii) $953 or $0.476563 per share for the period from January 15, 2020 to April 14, 2020. During the six-month period ended June 30, 2021, the Company declared and paid to its holders of Series B Preferred Stock (i) $939 or $0.476563 per share for the period from October 15, 2020 to January 14, 2021 and (ii) (i) $939 or $0.476563 per share for the period from January 15, 2021 to April 14, 2021.

During the six-month period ended June 30, 2020, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,125 or $0.531250 per share for the period from October 15, 2019 to January 14, 2020 and (ii) $2,125 or $0.531250 per share for the period from January 15, 2020 to April 14, 2020. During the six-month period ended June 30, 2021, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,111 or $0.531250 per share for the period from October 15, 2020 to January 14, 2021 and (ii) $2,111 or $0.531250 per share for the period from January 15, 2021 to April 14, 2021.

During the six-month period ended June 30, 2020, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,188 or $0.546875 per share for the period from October 15, 2019 to January 14, 2020 and (ii) $2,188 or $0.546875 per share for the period from January 15, 2020 to April 14, 2020. During the six-month period ended June 30, 2021, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,180 or $0.546875 per share for the period from October 15, 2020 to January 14, 2021 and (ii) $2,180 or $0.546875 per share for the period from January 15, 2021 to April 14, 2021.

During the six-month period ended June 30, 2020, the Company declared and paid to its holders of Series E Preferred Stock (i) $2,551 or $0.554688 per share for the period from October 15, 2019 to January 14, 2020 and (ii) $2,551 or $0.554688 per share for the period from January 15, 2020 to April 14, 2020. During the six-month period ended June 30, 2021, the Company declared and paid to its holders of Series E Preferred Stock (i) $2,537 or $0.554688 per share for the period from October 15, 2020 to January 14, 2021 and (ii) $2,537 or $0.554688 per share for the period from January 15, 2021 to April 14, 2021.